Intangible Assets and Goodwill - Schedule of Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2026	$ 2,228
2027	1,964
2028	1,876
2029	1,008
2030	524
Thereafter	349
Net book value	$ 7,949	$ 6,822